Significant Accounting Policies (Details) - subsidiary	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2022
OMF Fund II SO Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
OMF Fund III (Mg) Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Valkyrie Royalty Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Coral Gold Resources Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Coral Resources Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Compañia Minera Caserones
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	67.50%
OMF Fund II SO Ltd., OMF Fund III (Mg) Ltd., Valkyrie Royalty Inc., and Coral Gold Resources Ltd. | Major business combination
Disclosure of subsidiaries [line items]
Number of subsidiaries merged with parent		4